Financial Instruments - Summary of allowance for Credit Losses included in accrued expenses and other liabilities on Off-Balance sheet credit exposures and undrawn commitments (Detail)
₨ in Millions, $ in Millions
12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Allowance for Credit Loss [Abstract]
Allowance for credit losses, beginning of the period	₨ 9,453.7	$ 100.7	₨ 7,240.5
Net provision for credit exposures	2,784.2	29.7	2,213.2
Allowance for credit losses, end of the period	₨ 12,237.9	$ 130.4	₨ 9,453.7